INVESTMENTS IN PORTFOLIO FUNDS (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN PORTFOLIO FUNDS
Schedule of investments in portfolio funds

	Fair Value	Percentage of Partners’ Capital	Profit (Loss)	Cost @ 12/31/14	Management Fee	Performance Fee	Redemptions Permitted
Winton	$11,818,184	19.88%	$1,590,873	$6,530,293	$(185,130)	$(285,726)	Semi -Monthly
Aspect	11,818,183	19.88%	3,168,595	7,758,764	(186,363)	(271,475)	Semi -Monthly
Transtrend	11,818,184	19.88%	2,206,143	8,410,154	(123,163)	(208,004)	Semi -Monthly
BlueTrend	11,730,252	19.73%	1,119,777	10,288,824	(123,251)	—	Monthly
Lynx**	11,818,182	19.88%	3,209,667	9,017,922	(80,103)	(741,913)	Semi -Monthly
Man AHL*	—	0.00%	(509,490)	—	(43,736)	—	Monthly

Total Investment in Portfolio Funds at fair value	$59,002,985	99.25%	$10,785,565	$42,005,957	$(741,746)	$(1,507,118)

*Liquidated as of April 30, 2014.

**Added to the Portfolio May 1, 2014.

	Fair Value	Percentage of Partners’ Capital	Profit (Loss)	Cost @ 12/31/13	Management Fee	Performance Fee	Redemptions Permitted
Winton	$14,111,527	19.90%	$1,442,581	$8,874,714	$(299,925)	$(106,090)	Semi -Monthly
Aspect	14,111,527	19.90%	(773,505)	11,713,792	(297,276)	—	Semi -Monthly
Transtrend	14,111,528	19.90%	(110,517)	11,386,931	(198,537)	—	Semi -Monthly
BlueTrend	14,111,529	19.90%	(1,753,279)	13,569,670	(197,702)	(36,727)	Monthly
Man AHL	14,111,528	19.90%	(1,561,906)	17,267,605	(197,289)	—	Monthly

Total Investment in Portfolio Funds at fair value	$70,557,639	99.50%	$(2,756,626)	$62,812,712	$(1,190,729)	$(142,817)

Summary of financial information for each of the portfolio funds

	As of December 31, 2014
	Total Assets	Total Liabilities	Total Capital
Winton	$1,030,271,728	$49,186,671	$981,085,057
Aspect	160,883,084	13,082,365	147,800,719
Transtrend	77,843,044	4,857,981	72,985,063
BlueTrend	91,645,985	5,126,658	86,519,327
Lynx**	49,332,652	4,574,525	44,758,127

Total	$1,409,976,493	$76,828,200	$1,333,148,293

	As of December 31, 2013
	Total Assets	Total Liabilities	Total Capital
Winton	$1,020,224,000	$41,874,595	$978,349,405
Aspect	183,265,769	16,048,274	167,217,495
Transtrend	99,784,514	13,453,024	86,331,490
BlueTrend	132,688,240	18,852,244	113,835,996
Man AHL	21,737,588	3,344,732	18,392,856

Total	$1,457,700,111	$93,572,869	$1,364,127,242

	For the year ended December 31, 2014
	Income (Loss)	Commissions	Expenses	Net Income (Loss)
Winton	$169,525,630	$(1,182,808)	$(63,893,716)	$104,449,106
Aspect	42,916,804	(562,521)	(9,186,371)	33,167,912
Transtrend	16,067,593	(573,907)	(3,152,986)	12,340,700
BlueTrend	10,068,569	(530,630)	(3,183,394)	6,354,545
Lynx**	14,668,003	(218,706)	(3,616,591)	10,832,706
Man AHL*	(538,782)	(97,828)	(280,458)	(917,068)

Total	$252,707,817	$(3,166,400)	$(83,313,516)	$166,227,901

	For the year ended December 31, 2013
	Income (Loss)	Commissions	Expenses	Net Income (Loss)
Winton	$103,641,490	$(1,310,913)	$(45,457,244)	$56,873,333
Aspect	(4,832,079)	(837,585)	(10,054,553)	(15,724,217)
Transtrend	1,839,764	(802,619)	(3,351,128)	(2,313,983)
BlueTrend	(11,341,547)	(815,030)	(4,414,133)	(16,570,710)
Man AHL	(1,274,379)	(353,298)	(664,771)	(2,292,448)

Total	$88,033,249	$(4,119,445)	$(63,941,829)	$19,971,975

*Liquidated as of April 30, 2014.

**Added to the Portfolio May 1, 2014.